UNITED  STATES
               SECURITIES  AND  EXCHANGE  COMMISSION
                      WASHINGTON,  D.C.  20549
FORM  12b-25
[  ]  Form  10-K  [  ]  Form  20-F  [  ]  Form  11-K  [X]  Form  10-Q

For Period Ended: September 30, 2002 SEC FILE NUMBER 000-31413 CUSIP NUMBER 23247C 10 8

[  ]  Transition  Report  on  Form  10-K
[  ]  Transition  Report  on  Form  20-F
[  ]  Transition  Report  on  Form  11-K
[  ]  Transition  Report  on  Form  10-Q
[  ]  Transition  Report  on  Form  N-SAR  For  Period  Ended:


Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Entire Form 10-QSB

Part  I  -  Registrant  Information

Full  Name  of  Registrant  International  Solubles  Corporation

Former  Name  if  Applicable

Address  of  Principal  Executive  Office:  1126  Druid  Road
Maitland,  Florida  32751

Part  II--RULES  12b-25  (b)  AND  (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b) the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 2-F, 11- F, or From N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[  ]  (c)  The  accountant's  statement  or  other  exhibit  required  by  Rule
12b-25(c)  has  been  attached  if  applicable.

Part  III  -  Narrative

State below in reasonable detail the reasons why form 10-K, 11-K, 20-F, 10-Q or N-SAR or portion thereof could not be filed within the prescribed time period.

Due  to  the  many  "Red  Flags"  on  the  record  of  Hudson
Consulting Group the Company's indendent auditors have resigned. The Company is working expeditiously in replacing the auditors to complete its financial statements for the Quarter ending September 30, 2002.

Part  IV  -  Other  Information

(1) Name and telephone number of person to contact in regard to this notification.

L.  Henry  Sarmiento  President  (407)  682-0887
---------------------------------------------------------
(Name)  (Title)  (Telephone  Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer if no, identify report(s).
(X)  Yes  (  )  No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
(  )  Yes  (X)  No

If so, attach an explanation of the anticipated change, both narrative and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
N/A

International  Solubles  Corporation
-------------------------------------------------------------------------------
(Name  of  Registrant  as  specified  in  Charter)



In accordance with the requirements of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Executed  this  18th  day  of  November,  2002.


/s/  L.  Henry  Sarmiento
-----------------------------
L.  Henry  Sarmiento,  President